The Gabelli Equity Trust Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.9%
Financial Services  — 11.4%
19,500 Aegon Ltd. ...................... $ 94,464
250 Affiliated Managers Group Inc. ........ 32,585
10,850 Ally Financial Inc. ................. 289,478
274,400 American Express Co. .............. 40,937,736
15,000 Apollo Global Management Inc. ....... 1,346,400
60,000 Avation plc† ..................... 73,572
6,500 Axis Capital Holdings Ltd. ........... 366,405
7,000 Banco Bilbao Vizcaya Argentaria SA .... 57,060
75,000 Banco Santander SA, ADR ........... 282,000
60,000 Bank of America Corp. .............. 1,642,800
72,500 Barclays plc ..................... 140,594
101 Berkshire Hathaway Inc., Cl. A† ....... 53,679,177
3,250 Berkshire Hathaway Inc., Cl. B† ....... 1,138,475
44,500 Blackstone Inc. ................... 4,767,730
132,500 Blue Owl Capital Inc. ............... 1,717,200
1,750 Brookfield Asset Management Ltd., Cl. A . 58,345
7,000 Brookfield Corp. .................. 218,890
3,070 Capital One Financial Corp. ........... 297,943
87,500 Cipher Mining Inc.† ................ 203,875
128,870 Citigroup Inc. .................... 5,300,423
35,500 Commerzbank AG ................. 404,974
7,000 Compass Diversified Holdings ........ 131,390
21,745 Credit Agricole SA ................. 268,798
5,000 Cullen/Frost Bankers Inc. ............ 456,050
173,600 Dah Sing Banking Group Ltd. ......... 114,833
111,400 Dah Sing Financial Holdings Ltd. ...... 235,576
52,900 Daiwa Securities Group Inc. .......... 305,527
30,000 Deutsche Bank AG ................ 329,700
1,236 Diamond Hill Investment Group Inc. .... 208,353
67,560 DigitalBridge Group Inc. ............ 1,187,705
488 E-L Financial Corp. Ltd. ............. 320,124
2,400 EXOR NV ....................... 212,989
5,000 Federated Hermes Inc. .............. 169,350
4,451 First American Financial Corp. ........ 251,437
172 First Citizens BancShares Inc., Cl. A .... 237,377
25,526 Flushing Financial Corp. ............. 335,156
8,000 Franklin Resources Inc. ............. 196,640
450,000 GAM Holding AG† ................. 222,456
5,000 Icahn Enterprises LP ............... 98,900
9,100 ING Groep NV .................... 120,743
43,721 Interactive Brokers Group Inc., Cl. A .... 3,784,490
7,000 Intercontinental Exchange Inc. ........ 770,140
74,000 Janus Henderson Group plc .......... 1,910,680
12,800 Japan Post Bank Co. Ltd. ............ 111,435
88,000 Jefferies Financial Group Inc. ......... 3,223,440
35,400 JPMorgan Chase & Co. ............. 5,133,708
5,000 Julius Baer Group Ltd. .............. 321,516
500 Just Group plc ................... 439
29,800 Kinnevik AB, Cl. A† ................ 300,576
14,000 Loews Corp. ..................... 886,340
Shares
Market
Value
62,500 Marsh & McLennan Companies Inc. .... $ 11,893,750
3,000 Moelis & Co., Cl. A ................ 135,390
9,250 Moody's Corp. ................... 2,924,573
24,000 Morgan Stanley .................. 1,960,080
240 MSCI Inc. ....................... 123,139
64,535 NatWest Group plc ................ 185,588
109,429 New York Community Bancorp Inc. ..... 1,240,925
9,620 NN Group NV .................... 309,597
32,000 Polar Capital Holdings plc ........... 181,551
13,078 Prosus NV† ..................... 386,030
54,700 S&P Global Inc. .................. 19,987,927
10,000 Sculptor Capital Management Inc. ...... 116,000
12,050 Shinhan Financial Group Co. Ltd., ADR .. 319,205
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 17,457
3,000 Societe Generale SA ............... 73,093
14,987 Standard Chartered plc ............. 138,605
103,400 State Street Corp. ................. 6,923,664
30,000 StoneCo Ltd., Cl. A† ............... 320,100
84,700 T. Rowe Price Group Inc. ............ 8,882,489
151,100 The Bank of New York Mellon Corp. .... 6,444,415
10,000 The Charles Schwab Corp. ........... 549,000
9,100 The Goldman Sachs Group Inc. ....... 2,944,487
42,500 The Westaim Corp.† ............... 110,768
17,000 Truist Financial Corp. ............... 486,370
11,500 TrustCo Bank Corp. NY ............. 313,835
5,300 UniCredit SpA .................... 127,366
20,000 W. R. Berkley Corp. ................ 1,269,800
1,900 Webster Financial Corp. ............. 76,589
207,000 Wells Fargo & Co. ................. 8,458,020
24,781 Westwood Holdings Group Inc. ....... 251,527
212,047,334
Food and Beverage  — 10.8%
3,000 Ajinomoto Co. Inc. ................ 115,712
2,100 Anheuser-Busch InBev SA/NV ........ 116,584
60,000 BellRing Brands Inc.† .............. 2,473,800
93,800 Brown-Forman Corp., Cl. A .......... 5,449,780
49,300 Brown-Forman Corp., Cl. B .......... 2,844,117
62,500 Campbell Soup Co. ................ 2,567,500
10,000 Chr. Hansen Holding A/S ............ 612,946
110,000 ChromaDex Corp.† ................ 160,600
15,000 Coca-Cola Europacific Partners plc ..... 937,200
40,000 Conagra Brands Inc. ............... 1,096,800
25,600 Constellation Brands Inc., Cl. A ........ 6,434,048
25,000 Crimson Wine Group Ltd.† ........... 150,125
190,500 Danone SA ...................... 10,525,484
840,000 Davide Campari-Milano NV .......... 9,915,525
4,250 Diageo plc ...................... 157,326
144,000 Diageo plc, ADR .................. 21,481,920
98,083 Farmer Brothers Co.† .............. 253,054
90,000 Flowers Foods Inc. ................ 1,996,200

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
86,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... $ 9,441,475
15,000 General Mills Inc. ................. 959,850
10,000 Glanbia plc ...................... 165,037
1,848,400 Grupo Bimbo SAB de CV, Cl. A ........ 8,885,896
43,050 Heineken NV .................... 3,798,649
9,000 Ingredion Inc. .................... 885,600
105,000 ITO EN Ltd. ..................... 3,378,915
57,200 Kerry Group plc, Cl. A .............. 4,691,325
2,000 Kerry Group plc, Cl. A .............. 167,426
1,800 Laurent-Perrier ................... 227,414
9,550 LVMH Moet Hennessy Louis Vuitton SE .. 7,233,303
45,000 Maple Leaf Foods Inc. .............. 864,716
35,000 Molson Coors Beverage Co., Cl. B ...... 2,225,650
220,000 Mondelēz International Inc., Cl. A ...... 15,268,000
14,000 Morinaga Milk Industry Co. Ltd. ....... 527,155
41,000 Nestlé SA ....................... 4,646,681
13,000 Nomad Foods Ltd.† ................ 197,860
121,000 PepsiCo Inc. ..................... 20,502,240
39,200 Pernod Ricard SA ................. 6,541,967
40,000 Post Holdings Inc.† ................ 3,429,600
40,000 Remy Cointreau SA ................ 4,890,838
3,400 The Boston Beer Co. Inc., Cl. A† ....... 1,324,402
70,000 The Coca-Cola Co. ................ 3,918,600
28,000 The J.M. Smucker Co. .............. 3,441,480
156,000 The Kraft Heinz Co. ................ 5,247,840
5,000 The Simply Good Foods Co.† ......... 172,600
42,230 Tootsie Roll Industries Inc. ........... 1,260,988
24,000 TreeHouse Foods Inc.† ............. 1,045,920
40,000 Tyson Foods Inc., Cl. A ............. 2,019,600
664,000 Yakult Honsha Co. Ltd. ............. 16,142,345
200,792,093
Equipment and Supplies  — 7.7%
325,500 AMETEK Inc. .................... 48,095,880
14,000 Amphenol Corp., Cl. A .............. 1,175,860
25,000 Ardagh Group SA† ................ 92,625
38,000 Ardagh Metal Packaging SA .......... 118,940
2,800 Crown Holdings Inc. ............... 247,744
500 Danaher Corp. ................... 124,050
292,500 Donaldson Co. Inc. ................ 17,444,700
22,000 DS Smith plc .................... 77,064
163,300 Flowserve Corp. .................. 6,494,441
36,700 Franklin Electric Co. Inc. ............ 3,274,741
15,000 Hubbell Inc. ..................... 4,701,150
125,000 IDEX Corp. ...................... 26,002,500
30,000 Ilika plc† ....................... 11,530
15,525 Kimball Electronics Inc.† ............ 425,074
93,500 Mueller Industries Inc. .............. 7,027,460
41,000 Mueller Water Products Inc., Cl. A ..... 519,880
Shares
Market
Value
8,000 Sealed Air Corp. .................. $ 262,880
20,000 Tenaris SA, ADR .................. 632,000
270,000 The L.S. Starrett Co., Cl. A† .......... 2,902,500
80,000 The Timken Co. ................... 5,879,200
59,600 The Weir Group plc ................ 1,382,732
97,500 Watts Water Technologies Inc., Cl. A .... 16,849,950
143,742,901
Diversified Industrial  — 6.2%
4,000 Agilent Technologies Inc. ............ 447,280
418,844 Ampco-Pittsburgh Corp.† ........... 1,101,560
42,006 AZZ Inc. ........................ 1,914,633
159,100 Crane Co. ....................... 14,134,444
100,000 Crane NXT Co. ................... 5,557,000
780 Eaton Corp. plc ................... 166,358
4,999 Esab Corp. ...................... 351,030
26,500 General Electric Co. ................ 2,929,575
122,700 Greif Inc., Cl. A ................... 8,197,587
11,600 Greif Inc., Cl. B ................... 772,096
63,000 Griffon Corp. .................... 2,499,210
143,000 Honeywell International Inc. .......... 26,417,820
29,000 Ingersoll Rand Inc. ................ 1,847,880
87,000 ITT Inc. ........................ 8,518,170
35,000 Kennametal Inc. .................. 870,800
50,000 Myers Industries Inc. .............. 896,500
30,000 nVent Electric plc ................. 1,589,700
100,000 Park-Ohio Holdings Corp. ........... 1,991,000
9,454 Proto Labs Inc.† .................. 249,586
1,600 Rheinmetall AG ................... 412,581
500 Roper Technologies Inc. ............ 242,140
1,850 Siemens AG ..................... 265,339
400,000 Steel Partners Holdings LP† .......... 17,008,040
5,000 Stratasys Ltd.† ................... 68,050
11,000 Sulzer AG ....................... 1,053,313
83,000 Textron Inc. ..................... 6,485,620
3,100 The Eastern Co. .................. 56,265
100,000 Toray Industries Inc. ............... 520,610
31,500 Trane Technologies plc ............. 6,391,665
25,000 Tredegar Corp. ................... 135,250
90,000 Trinity Industries Inc. ............... 2,191,500
4,000 Valmont Industries Inc. ............. 960,840
116,243,442
Automotive: Parts and Accessories  — 5.0%
4,500 Aptiv plc† ...................... 443,655
2,500 Atmus Filtration Technologies Inc.† ..... 52,125
88,600 BorgWarner Inc. .................. 3,576,782
303,400 Dana Inc. ....................... 4,450,878
200,000 Dowlais Group plc ................. 262,077
212,604 Garrett Motion Inc.† ............... 1,675,320
201,500 Genuine Parts Co. ................. 29,092,570
268,000 Modine Manufacturing Co.† .......... 12,261,000
39,500 O'Reilly Automotive Inc.† ............ 35,899,970

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
17,720 Phinia Inc. ...................... $ 474,719
105,000 Standard Motor Products Inc. ........ 3,530,100
26,600 Strattec Security Corp.† ............. 614,460
105,000 Superior Industries International Inc.† ... 319,200
92,652,856
Health Care  — 4.9%
7,000 2seventy bio Inc.† ................. 27,440
3,500 Abbott Laboratories ............... 338,975
3,450 AbbVie Inc. ..................... 514,257
16,200 Alcon Inc. ...................... 1,248,372
25,000 Amgen Inc. ..................... 6,719,000
1,000 Avantor Inc.† .................... 21,080
3,000 Axogen Inc.† .................... 15,000
12,000 Bausch + Lomb Corp.† ............. 203,400
13,000 Baxter International Inc. ............. 490,620
1,000 Becton Dickinson & Co. ............. 258,530
6,800 Biogen Inc.† ..................... 1,747,668
3,600 BioMarin Pharmaceutical Inc.† ........ 318,528
13,000 Bluebird Bio Inc.† ................. 39,520
115,000 Boston Scientific Corp.† ............ 6,072,000
89,500 Bristol-Myers Squibb Co. ............ 5,194,580
6,500 Cencora Inc. ..................... 1,169,805
400 Charles River Laboratories International
Inc.† ........................ 78,392
1,300 Chemed Corp. ................... 675,610
11,500 Cutera Inc.† ..................... 69,230
6,000 CVS Group plc ................... 119,399
242,000 Demant A/S† .................... 10,037,522
300 Elevance Health Inc. ............... 130,626
820 Eli Lilly & Co. .................... 440,447
80 Embecta Corp. ................... 1,204
2,300 Enovis Corp.† .................... 121,279
11,990 Exact Sciences Corp.† .............. 817,958
400 Fortrea Holdings Inc.† .............. 11,436
3,100 Fresenius SE & Co. KGaA ............ 96,554
5,000 GE HealthCare Technologies Inc. ....... 340,200
1,390 Gerresheimer AG ................. 146,150
2,000 Gilead Sciences Inc. ............... 149,880
3,000 Glaukos Corp.† ................... 225,750
30,000 Haleon plc ...................... 124,761
2,300 HCA Healthcare Inc. ............... 565,754
69,000 Henry Schein Inc.† ................ 5,123,250
1,400 Hologic Inc.† .................... 97,160
200 Illumina Inc.† .................... 27,456
7,300 Incyte Corp.† .................... 421,721
9,360 Indivior plc† ..................... 203,164
555 Intuitive Surgical Inc.† .............. 162,221
200 iRhythm Technologies Inc.† .......... 18,852
24,100 Johnson & Johnson ............... 3,753,575
Shares
Market
Value
400 Laboratory Corp. of America Holdings ... $ 80,420
5,800 Medmix AG ..................... 147,321
700 Medpace Holdings Inc.† ............ 169,491
83,500 Merck & Co. Inc. .................. 8,596,325
200 Moderna Inc.† ................... 20,658
1,000 Neogen Corp.† ................... 18,540
3,000 NeoGenomics Inc.† ................ 36,900
1,275 Novartis AG ..................... 130,753
77,500 Novartis AG, ADR ................. 7,894,150
70,000 Option Care Health Inc.† ............ 2,264,500
5,000 OraSure Technologies Inc.† .......... 29,650
130 Organon & Co. ................... 2,257
28,000 Perrigo Co. plc ................... 894,600
2,000 Pfizer Inc. ...................... 66,340
1,200 PhenomeX Inc.† .................. 1,198
1,500 QIAGEN NV† .................... 60,750
500 Quest Diagnostics Inc. .............. 60,930
5,500 QuidelOrtho Corp.† ................ 401,720
300 Repligen Corp.† .................. 47,703
600 Revvity Inc. ..................... 66,420
1,200 Roche Holding AG, Genusschein ....... 328,333
2,100 Sanofi ......................... 225,308
1,000 Siemens Healthineers AG ............ 50,748
26,200 SmileDirectClub Inc.† .............. 10,873
3,000 Takeda Pharmaceutical Co. Ltd. ....... 93,168
3,000 Teva Pharmaceutical Industries Ltd., ADR† 30,600
2,300 The Cigna Group .................. 657,961
15,700 Tristel plc ....................... 85,242
30,360 UnitedHealth Group Inc. ............ 15,307,208
11,996 Valeritas Holdings Inc.†(a) ........... 0
300 Vertex Pharmaceuticals Inc.† ......... 104,322
4,000 Waters Corp.† ................... 1,096,840
16,600 Zimmer Biomet Holdings Inc. ......... 1,862,852
20,060 Zimvie Inc.† ..................... 188,765
14,920 Zoetis Inc. ...................... 2,595,782
608 Zosano Pharma Corp.†(a) ........... 0
91,966,954
Energy and Utilities  — 4.8%
46,500 APA Corp. ...................... 1,911,150
24,000 Avangrid Inc. .................... 724,080
63,000 Baker Hughes Co. ................. 2,225,160
21,000 BP plc, ADR ..................... 813,120
16,000 CMS Energy Corp. ................ 849,760
174,100 ConocoPhillips ................... 20,857,180
11,000 Dril-Quip Inc.† ................... 309,870
98,400 Enbridge Inc. .................... 3,265,896
81,000 Energy Transfer LP ................ 1,136,430
70,000 Enterprise Products Partners LP ....... 1,915,900
1,500 Eos Energy Enterprises Inc.† ......... 3,225
45,000 Evergy Inc. ...................... 2,281,500
31,500 Eversource Energy ................ 1,831,725

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
42,600 Exxon Mobil Corp. ................ $ 5,008,908
237,000 Halliburton Co. ................... 9,598,500
35,000 Kinder Morgan Inc. ................ 580,300
4,000 Marathon Oil Corp. ................ 107,000
8,000 Marathon Petroleum Corp. ........... 1,210,720
50,000 National Fuel Gas Co. .............. 2,595,500
35,000 New Fortress Energy Inc. ............ 1,147,300
96,000 NextEra Energy Inc. ................ 5,499,840
92,128 NextEra Energy Partners LP .......... 2,736,202
4,000 Niko Resources Ltd.† .............. 1
44,000 Occidental Petroleum Corp. .......... 2,854,720
95,000 Oceaneering International Inc.† ....... 2,443,400
90,000 PG&E Corp.† .................... 1,451,700
17,000 Phillips 66 ...................... 2,042,550
25,000 Portland General Electric Co. ......... 1,012,000
70,000 RPC Inc. ....................... 625,800
97,500 Schlumberger NV ................. 5,684,250
49,000 Southwest Gas Holdings Inc. ......... 2,960,090
106,000 The AES Corp. ................... 1,611,200
34,000 UGI Corp. ....................... 782,000
23,356 Vitesse Energy Inc. ................ 534,619
3,300 Weatherford International plc† ........ 298,089
88,909,685
Entertainment  — 4.2%
4,500 Activision Blizzard Inc. .............. 421,335
115,000 Atlanta Braves Holdings Inc., Cl. A† .... 4,493,050
179,517 Atlanta Braves Holdings Inc., Cl. C† .... 6,414,142
19,358 Charter Communications Inc., Cl. A† .... 8,514,035
1,000 Electronic Arts Inc. ................ 120,400
90,000 Genting Singapore Ltd. ............. 55,633
1,043,000 Grupo Televisa SAB, ADR ............ 3,181,150
11,000 International Game Technology plc ..... 333,520
14,573 Liberty Media Corp.-Liberty Live, Cl. A† .. 465,170
30,927 Liberty Media Corp.-Liberty Live, Cl. C† .. 992,757
10,000 Lions Gate Entertainment Corp., Cl. B† .. 78,700
146,974 Madison Square Garden Entertainment
Corp.† ....................... 4,836,914
97,817 Madison Square Garden Sports Corp. ... 17,245,137
2,170 Netflix Inc.† ..................... 819,392
399,000 Paramount Global, Cl. A ............. 6,300,210
16,000 Paramount Global, Cl. B ............. 206,400
167,974 Sphere Entertainment Co.† .......... 6,241,914
11,000 Take-Two Interactive Software Inc.† .... 1,544,290
40,000 TBS Holdings Inc. ................. 673,046
82,500 The Walt Disney Co.† .............. 6,686,625
60,000 Universal Entertainment Corp. ........ 885,707
11,000 Universal Music Group NV ........... 287,604
597,000 Vivendi SE ...................... 5,236,255
271,447 Warner Bros Discovery Inc.† ......... 2,947,914
Shares
Market
Value
1,700 Xilam Animation SA† ............... $ 24,444
79,005,744
Business Services  — 4.2%
10,000 Allegion plc ..................... 1,042,000
425,000 Clear Channel Outdoor Holdings Inc.† ... 671,500
3,000 Edenred SE ..................... 188,021
16,000 Jardine Matheson Holdings Ltd. ....... 742,720
11,000 Lamar Advertising Co., Cl. A, REIT ..... 918,170
146,930 Mastercard Inc., Cl. A .............. 58,171,056
44,000 Network International Holdings plc† .... 209,476
85,000 Paysafe Ltd.† .................... 1,019,150
10,000 Pitney Bowes Inc. ................. 30,200
10,000 Rentokil Initial plc, ADR ............. 370,500
135,000 Resideo Technologies Inc.† .......... 2,133,000
131,388 Steel Connect Inc.† ................ 1,405,852
20,000 The Brink's Co. ................... 1,452,800
195,000 The Interpublic Group of Companies Inc. . 5,588,700
5,000 United Parcel Service Inc., Cl. B ....... 779,350
1,000 Vestis Corp.† .................... 19,300
13,500 Visa Inc., Cl. A ................... 3,105,135
25,000 Willdan Group Inc.† ............... 510,750
5,200 Worldline SA† ................... 146,514
78,504,194
Machinery  — 3.9%
25,000 Astec Industries Inc. ............... 1,177,750
12,800 Caterpillar Inc. ................... 3,494,400
369,010 CNH Industrial NV ................. 4,465,021
131,400 Deere & Co. ..................... 49,587,732
14,291 Intevac Inc.† .................... 44,445
6,688 Regal Rexnord Corp. ............... 955,581
147,000 Xylem Inc. ...................... 13,381,410
73,106,339
Electronics  — 2.8%
6,000 Allient Inc. ...................... 185,520
30,000 Arlo Technologies Inc.† ............. 309,000
39,300 Bel Fuse Inc., Cl. A ................ 1,852,209
62,991 Bel Fuse Inc., Cl. B ................ 3,005,930
2,000 CTS Corp. ...................... 83,480
110,000 Flex Ltd.† ....................... 2,967,800
4,000 Hitachi Ltd., ADR ................. 497,720
56,500 Intel Corp. ...................... 2,008,575
34,473 Koninklijke Philips NV† ............. 687,392
1,300 Mettler-Toledo International Inc.† ...... 1,440,491
275,000 Mirion Technologies Inc.† ........... 2,054,250
87,500 Plug Power Inc.† ................. 665,000
28,249 Sony Group Corp., ADR ............. 2,328,000
40,000 TE Connectivity Ltd. ............... 4,941,200
181,000 Texas Instruments Inc. ............. 28,780,810
615 Thermo Fisher Scientific Inc. ......... 311,295
1,000 Universal Display Corp. ............. 156,990

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
5,000 Vishay Precision Group Inc.† ......... $ 167,900
52,443,562
Retail  — 2.8%
20,000 Arko Corp. ...................... 143,000
53,000 AutoNation Inc.† .................. 8,024,200
2,500 Beacon Roofing Supply Inc.† ......... 192,925
7,500 Casey's General Stores Inc. .......... 2,036,400
70 Chipotle Mexican Grill Inc.† .......... 128,228
20,000 Copart Inc.† ..................... 861,800
31,390 Costco Wholesale Corp. ............. 17,734,094
91,900 CVS Health Corp. ................. 6,416,458
16,000 Lowe's Companies Inc. ............. 3,325,440
125,000 Macy's Inc. ..................... 1,451,250
1,500 Petco Health & Wellness Co. Inc.† ..... 6,135
100,720 PetIQ Inc.† ...................... 1,984,184
15,000 Pets at Home Group plc ............. 61,274
125,000 Qurate Retail Inc., Cl. A† ............ 75,825
35,000 Sally Beauty Holdings Inc.† .......... 293,300
12,500 Shake Shack Inc., Cl. A† ............ 725,875
117,000 The Wendy's Co. .................. 2,387,970
70,000 Walgreens Boots Alliance Inc. ........ 1,556,800
30,000 Walmart Inc. .................... 4,797,900
52,203,058
Environmental Services  — 2.7%
2,000 Clean Harbors Inc.† ............... 334,720
25,000 Darling Ingredients Inc.† ............ 1,305,000
30,000 Pentair plc ...................... 1,942,500
210,500 Republic Services Inc. .............. 29,998,355
15,620 Veolia Environnement SA ............ 452,986
103,600 Waste Management Inc. ............ 15,792,784
29,500 Zurn Elkay Water Solutions Corp. ...... 826,590
50,652,935
Consumer Services  — 2.6%
16,500 Amazon.com Inc.† ................ 2,097,480
383,500 Bollore SE ...................... 2,063,768
30 Booking Holdings Inc.† ............. 92,519
2,000 Deutsche Post AG ................. 81,482
11,000 eBay Inc. ....................... 484,990
36,200 IAC Inc.† ....................... 1,824,118
58,900 Matthews International Corp., Cl. A ..... 2,291,799
1,045,500 Rollins Inc. ...................... 39,028,515
4,000 Travel + Leisure Co. ................ 146,920
455,000 Vroom Inc.† ..................... 509,600
48,621,191
Consumer Products  — 2.2%
34,180 American Outdoor Brands Inc.† ....... 334,280
13,100 Christian Dior SE ................. 9,653,433
27,000 Church & Dwight Co. Inc. ........... 2,474,010
Shares
Market
Value
194,000 Edgewell Personal Care Co. .......... $ 7,170,240
73,000 Energizer Holdings Inc. ............. 2,338,920
35,500 Essity AB, Cl. B ................... 766,502
2,100 Givaudan SA .................... 6,868,848
80,000 Hanesbrands Inc. ................. 316,800
23,800 Harley-Davidson Inc. ............... 786,828
1,270 Hermes International SCA ........... 2,322,615
1,035 HNI Corp. ....................... 35,842
4,000 Johnson Outdoors Inc., Cl. A ......... 218,760
25,000 Mattel Inc.† ..................... 550,750
13,000 National Presto Industries Inc. ........ 941,980
12,500 Oil-Dri Corp. of America ............. 771,875
49,900 Reckitt Benckiser Group plc .......... 3,527,560
7,000 Spectrum Brands Holdings Inc. ....... 548,450
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 378,802
7,000 The Estee Lauder Companies Inc., Cl. A .. 1,011,850
4,280 Unilever plc ..................... 212,119
7,200 Zalando SE† ..................... 160,846
41,391,310
Computer Software and Services  — 2.1%
10,000 3D Systems Corp.† ................ 49,100
615 Adobe Inc.† ..................... 313,589
1,000 Akamai Technologies Inc.† ........... 106,540
1,000 Alibaba Group Holding Ltd., ADR† ..... 86,740
18,000 Alphabet Inc., Cl. A† ............... 2,355,480
81,850 Alphabet Inc., Cl. C† ............... 10,791,923
4,400 Atos SE† ....................... 30,740
11,000 Avid Technology Inc.† .............. 295,570
1,500 Backblaze Inc., Cl. A† .............. 8,250
5,000 Check Point Software Technologies Ltd.† . 666,400
300 Cloudflare Inc., Cl. A† .............. 18,912
1,230 CrowdStrike Holdings Inc., Cl. A† ...... 205,877
16,500 Fiserv Inc.† ..................... 1,863,840
2,000 Fortinet Inc.† .................... 117,360
90,000 Hewlett Packard Enterprise Co. ........ 1,563,300
46,000 I3 Verticals Inc., Cl. A† ............. 972,440
270 Intuit Inc. ....................... 137,954
29,659 Kyndryl Holdings Inc.† ............. 447,851
23,750 Meta Platforms Inc., Cl. A† .......... 7,129,988
4,000 Micron Technology Inc. ............. 272,120
4,870 Microsoft Corp. .................. 1,537,702
9,000 MKS Instruments Inc. .............. 778,860
25,000 Movella Holdings Inc.† ............. 13,407
32,400 N-able Inc.† ..................... 417,960
670 NVIDIA Corp. .................... 291,443
140,000 Oxford Metrics plc ................ 154,587
45,800 PAR Technology Corp.† ............. 1,765,132
20,000 Playtech plc† .................... 110,297
4,700 PSI Software SE .................. 121,991
18,000 Rockwell Automation Inc. ........... 5,145,660
700 Salesforce Inc.† .................. 141,946

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
1,800 SAP SE, ADR .................... $ 232,776
365 ServiceNow Inc.† ................. 204,020
21,000 SolarWinds Corp.† ................ 198,240
800 Splunk Inc.† ..................... 117,000
2,600 Temenos AG ..................... 182,981
7,500 Unity Software Inc.† ............... 235,425
400 Veeva Systems Inc., Cl. A† ........... 81,380
88,000 Vimeo Inc.† ..................... 311,520
2,700 VMware Inc., Cl. A† ................ 449,496
39,925,797
Cable and Satellite  — 2.0%
28,000 AMC Networks Inc., Cl. A† ........... 329,840
215,980 Comcast Corp., Cl. A ............... 9,576,553
65,000 DISH Network Corp., Cl. A† .......... 380,900
173,796 EchoStar Corp., Cl. A† .............. 2,911,083
130,045 Liberty Global plc, Cl. A† ............ 2,226,370
333,564 Liberty Global plc, Cl. C† ............ 6,190,948
85,000 Liberty Latin America Ltd., Cl. A† ...... 693,600
377,500 Rogers Communications Inc., Cl. B ..... 14,492,225
36,801,519
Aerospace and Defense  — 2.0%
15,000 Avio SpA† ...................... 128,773
70,000 FTAI Aviation Ltd. ................. 2,488,500
14,000 Howmet Aerospace Inc. ............. 647,500
500 IQVIA Holdings Inc.† ............... 98,375
45,400 Kaman Corp. .................... 892,110
4,000 Kratos Defense & Security Solutions Inc.† 60,080
12,000 L3Harris Technologies Inc. ........... 2,089,440
17,600 Northrop Grumman Corp. ........... 7,747,344
3,915,666 Rolls-Royce Holdings plc† ........... 10,553,506
14,000 RTX Corp. ...................... 1,007,580
1,500 Thales SA ...................... 211,080
55,000 The Boeing Co.† .................. 10,542,400
36,466,688
Building and Construction  — 1.7%
25,500 Arcosa Inc. ...................... 1,833,450
4,500 Ashtead Group plc ................ 274,632
18,000 Assa Abloy AB, Cl. B ............... 392,438
31,650 Canfor Corp.† .................... 393,106
3,000 Carrier Global Corp. ............... 165,600
4,000 Cie de Saint-Gobain SA ............. 240,546
44,000 Fortune Brands Innovations Inc. ....... 2,735,040
36,000 Gencor Industries Inc.† ............. 508,680
3,000 H&E Equipment Services Inc. ......... 129,570
51,600 Herc Holdings Inc. ................ 6,137,304
35,200 Ibstock plc ...................... 61,200
220,000 Johnson Controls International plc ..... 11,706,200
14,000 KBR Inc. ....................... 825,160
Shares
Market
Value
31,000 Knife River Corp.† ................. $ 1,513,730
36,000 Masterbrand Inc.† ................. 437,400
20,000 PGT Innovations Inc.† .............. 555,000
12,000 Sika AG ........................ 3,055,880
3,000 Vulcan Materials Co. ............... 606,060
31,570,996
Broadcasting  — 1.6%
2,000 Cogeco Inc. ..................... 72,549
24,000 Corus Entertainment Inc.,
OTC, Cl. B ..................... 18,355
107,500 Fox Corp., Cl. A ................... 3,354,000
60,000 Fox Corp., Cl. B ................... 1,732,800
16,000 Gray Television Inc. ................ 110,720
19,250 Liberty Broadband Corp., Cl. A† ....... 1,750,017
82,172 Liberty Broadband Corp., Cl. C† ....... 7,503,947
31,750 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 1,795,145
36,750 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,289,525
163,449 Liberty Media Corp.-Liberty SiriusXM† .. 4,161,412
55,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ........................ 1,399,750
23,000 Nexstar Media Group Inc. ........... 3,297,510
80,000 Sinclair Inc. ..................... 897,600
118,000 TEGNA Inc. ..................... 1,719,260
80,000 Television Broadcasts Ltd.† .......... 32,589
30,135,179
Hotels and Gaming  — 1.6%
16,000 Accor SA ....................... 540,297
102,624 Bally's Corp.† .................... 1,345,401
18,000 Better Collective A/S† .............. 403,641
25,800 Caesars Entertainment Inc.† .......... 1,195,830
82,500 Entain plc ....................... 938,940
2,500 Flutter Entertainment plc† ........... 408,428
26,000 Gambling.com Group Ltd.† .......... 340,080
11,000 GAN Ltd.† ...................... 12,760
46,000 Genius Sports Ltd.† ............... 245,180
7,000 Hyatt Hotels Corp., Cl. A ............ 742,560
14,000 Las Vegas Sands Corp. ............. 641,760
4,138,500 Mandarin Oriental International Ltd. .... 7,056,143
9,000 Marriott International Inc., Cl. A ....... 1,769,040
70,000 MGM China Holdings Ltd.† .......... 91,534
80,000 MGM Resorts International .......... 2,940,800
6,000 Penn Entertainment Inc.† ............ 137,700
25,000 PlayAGS Inc.† ................... 163,000
109,800 Ryman Hospitality Properties Inc., REIT . 9,144,144
200,000 The Hongkong & Shanghai Hotels Ltd.† . 160,645
4,000 Wyndham Hotels & Resorts Inc. ....... 278,160
7,400 Wynn Resorts Ltd. ................ 683,834
29,239,877

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Aviation: Parts and Services  — 1.4%
40,000 Astronics Corp.† .................. $ 634,400
127,500 Curtiss-Wright Corp. ............... 24,942,825
4,000 John Bean Technologies Corp. ........ 420,560
25,997,785
Telecommunications  — 1.4%
105,000 America Movil SAB de CV, ADR ....... 1,818,600
8,200 AT&T Inc. ....................... 123,164
55,400 BCE Inc. ........................ 2,114,618
834,200 BT Group plc, Cl. A ................ 1,187,781
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 52,793
6,000 Cisco Systems Inc. ................ 322,560
30,000 Comtech Telecommunications Corp. .... 262,500
21,000 Deutsche Telekom AG .............. 441,114
125,000 Deutsche Telekom AG, ADR .......... 2,620,000
53,000 GCI Liberty Inc., Escrow† ........... 0
36,000 Hellenic Telecommunications Organization
SA .......................... 526,003
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 105,150
264,732 Koninklijke KPN NV ................ 872,970
90,000 Lumen Technologies Inc.† ........... 127,800
1,100,000 NII Holdings Inc., Escrow† ........... 385,000
16,000 Oi SA, ADR† ..................... 7
4,267 Oi SA, ADR† ..................... 7
21,000 Telecom Argentina SA, ADR .......... 100,590
300,000 Telecom Italia SpA† ................ 93,916
70,000 Telefonica Brasil SA, ADR ........... 598,500
320,000 Telefonica SA, ADR ................ 1,302,400
367,300 Telephone and Data Systems Inc. ...... 6,725,263
50,000 TELUS Corp. .................... 816,492
46,075 TIM SA, ADR .................... 686,517
3,040 VEON Ltd., ADR† ................. 59,280
94,000 Verizon Communications Inc. ......... 3,046,540
174,000 Vodafone Group plc ............... 163,087
100,000 Vodafone Group plc, ADR ........... 948,000
25,500,652
Real Estate  — 1.3%
13,800 American Tower Corp., REIT .......... 2,269,410
47,500 Blackstone Mortgage Trust Inc., Cl. A, REIT 1,033,125
8,000 Bresler & Reiner Inc.† .............. 200
10,267 Gaming and Leisure Properties Inc., REIT 467,662
17,000 Rayonier Inc., REIT ................ 483,820
60,000 Seritage Growth Properties, Cl. A, REIT† . 464,400
7,250 Simon Property Group Inc., REIT ...... 783,217
10,000 Tejon Ranch Co.† ................. 162,200
317,000 The St. Joe Co. ................... 17,222,610
27,415 VICI Properties Inc., REIT ........... 797,777
Shares
Market
Value
9,000 Weyerhaeuser Co., REIT ............ $ 275,940
23,960,361
Specialty Chemicals  — 1.2%
10,900 AdvanSix Inc. .................... 338,772
2,500 DSM-Firmenich AG ................ 211,793
100,000 DuPont de Nemours Inc. ............ 7,459,000
25,000 FMC Corp. ...................... 1,674,250
15,000 H.B. Fuller Co. ................... 1,029,150
40,500 International Flavors & Fragrances Inc. .. 2,760,885
2,800 Johnson Matthey plc ............... 55,617
16,100 Rogers Corp.† ................... 2,116,667
99,900 Sensient Technologies Corp. ......... 5,842,152
13,000 SGL Carbon SE† .................. 90,781
2,000 The Chemours Co. ................ 56,100
12,500 Treatt plc ....................... 77,324
21,712,491
Agriculture  — 0.9%
166,500 Archer-Daniels-Midland Co. .......... 12,557,430
50,000 Philip Morris International Inc. ........ 4,629,000
7,000 The Mosaic Co. ................... 249,200
17,435,630
Automotive  — 0.8%
21,400 Daimler Truck Holding AG ........... 742,557
53,500 General Motors Co. ................ 1,763,895
76,000 Iveco Group NV† ................. 712,071
3,550 Mercedes-Benz Group AG ........... 247,301
104,000 PACCAR Inc. .................... 8,842,080
40,000 Piaggio & C SpA .................. 127,970
32,500 Stellantis NV .................... 621,725
860 Tesla Inc.† ...................... 215,189
8,000 The Shyft Group Inc. ............... 119,760
1,450 Toyota Motor Corp., ADR ............ 260,637
49,000 Traton SE ....................... 1,032,479
14,685,664
Transportation  — 0.8%
100,000 FTAI Infrastructure Inc. ............. 322,000
130,200 GATX Corp. ..................... 14,169,666
500 Union Pacific Corp. ................ 101,815
14,593,481
Metals and Mining  — 0.8%
37,400 Agnico Eagle Mines Ltd. ............ 1,699,830
200 Alliance Resource Partners LP ........ 4,506
41,000 Barrick Gold Corp. ................ 596,550
30,000 Cleveland-Cliffs Inc.† ............... 468,900
127,500 Freeport-McMoRan Inc. ............. 4,754,475
25,239 Livent Corp.† .................... 464,650
3,500 Materion Corp. ................... 356,685
50,000 New Hope Corp. Ltd. ............... 204,137
115,000 Newmont Corp. .................. 4,249,250

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
60,000 TimkenSteel Corp.† ................ $ 1,303,200
10,000 Vale SA, ADR .................... 134,000
14,236,183
Wireless Communications  — 0.7%
20,000 Anterix Inc.† ..................... 627,600
105,000 Millicom International Cellular SA, SDR† . 1,631,383
105,000 Operadora De Sites Mexicanos SAB de CV 86,699
39,500 T-Mobile US Inc.† ................. 5,531,975
114,000 United States Cellular Corp.† ......... 4,898,580
12,776,237
Communications Equipment  — 0.6%
9,440 Apple Inc. ...................... 1,616,222
3,250 Arista Networks Inc.† .............. 597,773
238,000 Corning Inc. ..................... 7,251,860
415,800 Edgio Inc.† ...................... 354,303
2,500 Motorola Solutions Inc. ............. 680,600
4,500 QUALCOMM Inc. ................. 499,770
30,000 Telesat Corp.† ................... 429,000
11,429,528
Manufactured Housing and Recreational Vehicles  — 0.3%
1,370 Cavco Industries Inc.† .............. 363,954
12,314 Legacy Housing Corp.† ............. 239,015
5,000 Martin Marietta Materials Inc. ......... 2,052,400
40,413 Nobility Homes Inc. ................ 1,206,934
40,000 Skyline Champion Corp.† ............ 2,548,800
2,500 The AZEK Co. Inc.† ................ 74,350
6,485,453
Publishing  — 0.3%
1,400 Graham Holdings Co., Cl. B .......... 816,200
105,000 News Corp., Cl. A ................. 2,106,300
92,000 News Corp., Cl. B ................. 1,920,040
70,000 The E.W. Scripps Co., Cl. A† .......... 383,600
5,226,140
Semiconductors  — 0.1%
8,000 Advanced Micro Devices Inc.† ........ 822,560
40,000 Alphawave IP Group plc† ............ 55,734
2,000 Applied Materials Inc. .............. 276,900
100 ARM Holdings plc, ADR† ............ 5,352
215 ASML Holding NV ................. 126,562
1,200 Axcelis Technologies Inc.† ........... 195,660
500 Azenta Inc.† ..................... 25,095
200 Lam Research Corp. ............... 125,354
1,200 Lattice Semiconductor Corp.† ........ 103,116
3,000 nLight Inc.† ..................... 31,200
2,200 NXP Semiconductors NV ............ 439,824
22,483 SkyWater Technology Inc.† .......... 135,348
Shares
Market
Value
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... $ 260,700
2,603,405
Computer Hardware  — 0.1%
11,000 Dell Technologies Inc., Cl. C .......... 757,900
5,500 HP Inc. ........................ 141,350
3,000 NETGEAR Inc.† ................... 37,770
937,020
TOTAL COMMON STOCKS ......... 1,824,003,684
CLOSED-END FUNDS  — 0.2%
245,000 Altaba Inc., Escrow† ............... 573,300
4,285 Royce Global Value Trust Inc. ......... 37,325
46,158 Royce Value Trust Inc. .............. 594,053
90,000 SuRo Capital Corp.† ............... 325,800
95,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 817,000
159,000 The New Germany Fund Inc. ......... 1,299,030
3,646,508
TOTAL CLOSED-END FUNDS ........ 3,646,508
PREFERRED STOCKS  — 0.2%
Diversified Industrial  — 0.1%
77,500 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 1,804,200
Retail  — 0.1%
61,500 Qurate Retail Inc., 8.000%, 03/15/31 .... 1,761,975
TOTAL PREFERRED STOCKS ........ 3,566,175
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 121,280
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 108,298
TOTAL WARRANTS .............. 229,578
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.7%
$ 31,741,000 U.S. Treasury Bills,
5.293% to 5.465%††, 11/24/23 to
03/14/24 ...................... 31,368,699
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,176,892,958) ............ $ 1,862,814,644

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.8% $ 1,598,067,212
Europe .............................. 10.9 203,800,693
Japan ............................... 1.4 25,839,976
Latin America ....................... 1.4 25,764,273
Asia/Pacific ......................... 0.5 9,342,490
Total Investments ................... 100.0% $ 1,862,814,644